Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets:
Financial assets measured at fair value through other comprehensive income		$ 21,208	$ 19,737
Financial assets measured at fair value through profit or loss		6,447	4,620
Dividend preference derivative in TSG	[1]	3,652	3,000
Assets in respect of business combinations		2,654	1,368
Total Assets		33,961	28,725
Liabilities:
Put options of non-controlling interests		82,973	57,867
Liabilities in respect of business combination		17,942	10,576
Total Liabilities		100,915	68,443
Level 1 [Member]
Assets:
Financial assets measured at fair value through other comprehensive income		20,923	19,450
Financial assets measured at fair value through profit or loss		1,757
Dividend preference derivative in TSG	[1]
Assets in respect of business combinations
Total Assets		22,680	19,450
Level 3 [Member]
Assets:
Financial assets measured at fair value through other comprehensive income		285	287
Financial assets measured at fair value through profit or loss		4,690	4,620
Dividend preference derivative in TSG	[1]	3,652	3,000
Assets in respect of business combinations		2,654	1,368
Total Assets		11,281	9,275
Liabilities:
Put options of non-controlling interests		82,973	57,867
Liabilities in respect of business combination		17,942	10,576
Total Liabilities		$ 100,915	$ 68,443

[1]	The amount derived in respect of the dividend from TSG Ltd. is presented in accordance with the amount determined in the shareholders’ agreement prior to the company’s initial public offering held on August 1, 2024, as detailed in Note 9 below.